Fair Values of Assets and Liabilities - Changes in Level 3 Liabilities (Details) - RiverSource Life - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in Level 3 liabilities measured at fair value on a recurring basis
Net increase (decrease) to pretax income from adjustment for nonperformance risk on fair value of embedded derivatives	$ 45	$ (23)	$ 196
Policyholder account balances, future policy benefits and claims embedded derivatives
Changes in Level 3 liabilities measured at fair value on a recurring basis
Balance, beginning	1,367	3,370	1,687
Total (gains) losses included in Net income	(747)	471	1,323
Issues	141	(28)	405
Settlements	(115)	(130)	(45)
Balance, ending	646	1,367	3,370
Changes in unrealized (gains) losses in net income relating to liabilities held at the end of the period	(738)	68	1,282
Policyholder account balances, future policy benefits and claims embedded derivatives | Cumulative Effect, Period of Adoption, Adjusted Balance
Changes in Level 3 liabilities measured at fair value on a recurring basis
Balance, beginning		1,054
Balance, ending			1,054
Fixed deferred indexed annuities embedded derivatives
Changes in Level 3 liabilities measured at fair value on a recurring basis
Balance, beginning	56	49	43
Total (gains) losses included in Net income	(9)	10	4
Issues	0	0	3
Settlements	(3)	(3)	(1)
Balance, ending	44	56	49
Changes in unrealized (gains) losses in net income relating to liabilities held at the end of the period	$ 0	$ 0	$ 0
Total gains and losses including in net income, location	Interest credited to fixed accounts	Interest credited to fixed accounts	Interest credited to fixed accounts
Fixed deferred indexed annuities embedded derivatives | Cumulative Effect, Period of Adoption, Adjusted Balance
Changes in Level 3 liabilities measured at fair value on a recurring basis
Balance, beginning		$ 49
Balance, ending			$ 49
IUL embedded derivatives
Changes in Level 3 liabilities measured at fair value on a recurring basis
Balance, beginning	$ 905	935	881
Total (gains) losses included in Net income	(105)	68	76
Issues	51	0	61
Settlements	(112)	(98)	(83)
Balance, ending	739	905	935
Changes in unrealized (gains) losses in net income relating to liabilities held at the end of the period	$ (105)	$ 68	$ 76
Total gains and losses including in net income, location	Interest credited to fixed accounts	Interest credited to fixed accounts	Interest credited to fixed accounts
Changes in unrealized (gains) losses in net income relating to liabilities held at the end of the period, location	Interest credited to fixed accounts	Interest credited to fixed accounts	Interest credited to fixed accounts
IUL embedded derivatives | Cumulative Effect, Period of Adoption, Adjusted Balance
Changes in Level 3 liabilities measured at fair value on a recurring basis
Balance, beginning		$ 935
Balance, ending			$ 935
Structured variable annuity embedded derivatives
Changes in Level 3 liabilities measured at fair value on a recurring basis
Balance, beginning	$ 406	70	0
Total (gains) losses included in Net income	(633)	393	91
Issues	90	(28)	(21)
Settlements	0	(29)	0
Balance, ending	(137)	406	70
Changes in unrealized (gains) losses in net income relating to liabilities held at the end of the period	$ (633)	$ 0	$ 0
Total gains and losses including in net income, location	Benefits, claims, losses and settlement expenses	Benefits, claims, losses and settlement expenses	Benefits, claims, losses and settlement expenses
Structured variable annuity embedded derivatives | Cumulative Effect, Period of Adoption, Adjusted Balance
Changes in Level 3 liabilities measured at fair value on a recurring basis
Balance, beginning		$ 70
Balance, ending			$ 70
GMWB and GMAB embedded derivatives
Changes in Level 3 liabilities measured at fair value on a recurring basis
Balance, beginning		$ 2,316	763
Total (gains) losses included in Net income			1,152
Issues			362
Settlements			39
Balance, ending			2,316
Changes in unrealized (gains) losses in net income relating to liabilities held at the end of the period			$ 1,206
Total gains and losses including in net income, location	Benefits, claims, losses and settlement expenses	Benefits, claims, losses and settlement expenses	Benefits, claims, losses and settlement expenses